SUMMARY OF MATERIAL ACCOUNTING POLICIES - Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognized in profit or loss	$ (822)	$ 1,017	$ 80
Derecognized intangible assets	560	1,531
Amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognized in profit or loss	(822)	1,017
Cryptocurrencies | Amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognized in profit or loss	$ (822)	$ 1,017